Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Schedule Of Share Of Capital By Subsidiary [Table Text Block]
The following table shows the subsidiaries in each year:

					Share in the capital (%)
Entity	Branch of Activity	Common shares and/or quotas	Functional currency	Country	12/31/2024	12/31/2023	12/31/2022
Direct subsidiaries
Inter&Co Participações Ltda. (f)	Holding Company	2,348,517,995	BRL	Brazil	100.00%	100.00%	100.00%
INTRGLOBALEU Serviços Administrativos, LDA	Holding Company	1	EUR	Portugal	100.00%	100.00%	100.00%
Inter US Holding, Inc	Holding Company	100	US$	USA	100.00%	100.00%	—%
Inter Holding Financeira S.A.	Holding Company	401,207,704	BRL	Brasil	100.00%	100.00%	100.00%
Inter Marketplace Intermediacão de negócios e Serviços Ltda. (a)	Marketplace	1,984,271,386	BRL	Brazil	100.00%	100.00%	100.00%
Landbank Fundo de Investimento em Direitos Creditórios de Responsabilidade Limitada (d)	Investment Fund	492,297,014	BRL	Brazil	100.00%	—%	—%
Inter&Co Solutions (g)	Provision of services	16,000,000	BRL	Brasil	100.00%	—%	—%
Indirect subsidiaries
Banco Inter S.A.	Multiple Bank	2,593,598,009	BRL	Brazil	100.00%	100.00%	100.00%
Inter Distribuidora de Títulos e Valores Mobiliários Ltda.	Securities broker	335,000,000	BRL	Brazil	100.00%	100.00%	98.30%
Inter Digital Corretora e Consultoria de Seguros Ltda.	Insurance broker	60,000	BRL	Brazil	60.00%	60.00%	60.00%
Inter Titulos Imobiliarios Fundo de Investimento Imobiliario	Investment Fund	485,935,000	BRL	Brazil	97.19%	98.30%	98.30%
BMA Inter Fundo De Investimento Em Direitos Creditórios Multissetorial	Investment Fund	145,125,000	BRL	Brazil	65.17%	86.46%	90.70%
TBI Fundo De Investimento Renda Fixa Credito Privado	Investment Fund	230,278,086	BRL	Brazil	100.00%	100.00%	100.00%
TBI Fundo De Investimento Crédito Privado Investimento Exterior	Investment Fund	15,000,000	BRL	Brazil	100.00%	100.00%	100.00%
IG Fundo de Investimento Renda Fixa Crédito Privado	Investment Fund	144,796,772	BRL	Brazil	100.00%	100.00%	—%
Inter Simples Fundo de Investimento em Direitos Creditórios Multissetorial	Investment Fund	44,578	BRL	Brazil	91.29%	99.11%	—%
IM Designs Desenvolvimento de Software S.A	Provision of services	50,000,000	BRL	Brazil	50.00%	50.00%	50.00%
Acerto Cobrança e Informações Cadastrais S.A.	Provision of services	60,000,000,000	BRL	Brazil	60.00%	60.00%	60.00%
Inter & Co Payments, Inc	Provision of services	1,000	US$	USA	100.00%	100.00%	100.00%
Inter Asset Gestão de Recursos Ltda	Asset management	750,814	BRL	Brazil	70.87%	70.87%	70.00%
Inter Café Ltda.	Provision of services	13,010,000	BRL	Brazil	100.00%	100.00%	100.00%
Inter Boutiques Ltda.	Provision of services	6,010,008	BRL	Brazil	100.00%	100.00%	100.00%
Inter Food Ltda.	Provision of services	7,000,000	BRL	Brazil	70.00%	70.00%	70.00%
Inter Viagens e Entretenimento Ltda.	Provision of services	94,515	BRL	Brazil	100.00%	100.00%	100.00%
Inter Conectividade Ltda.	Provision of services	33,533,805	BRL	Brazil	100.00%	100.00%	—%
Inter US Management, LLC	Provision of services	100,000	US$	USA	100.00%	100.00%	—%
Inter US Finance, LLC	Provision of services	100,000	US$	USA	100.00%	100.00%	—%
Inter&Co Securities, LLC (b)	Holding Company	100,000	US$	USA	100.00%	100.00%	100.00%
Inter&Co Tecnologia e Serviços Financeiros Ltda. (c)	Provision of services	9,896,122,671	BRL	Brazil	100.00%	—%	—%
Inter Pag Instituição de Pagamento S.A (e)	Provision of services	841,574,256	BRL	Brasil	100.00%	50.00%	—%
Inter & Co Us advisors, LLC (h)	Asset management	—	US$	USA	100.00%	—%	—%

a.    On March 27, 2024, Banco Inter, which was the sole shareholder of Inter Marketplace, transferred its shares to Inter&Co Participações Ltda., which became the direct controlling company of Inter Marketplace Intermediação de Negócios e Serviços Ltda and, consequently, an indirect subsidiary of Inter&Co. Subsequently, on November 2, 2024, Inter Marketplace Intermediação de Negócios e Serviços Ltda became a direct subsidiary of Inter&Co, Inc.
b.    The reorganization of Inter&Co Securities, LLC ("Securities") was completed on February 22, 2024. Inter&Co, Inc. ("Inter&Co"), which was the sole owner of Securities, transferred Securities' shares to its direct subsidiary, Inter US Holding, Inc. ("US Holding"). With the completion of this reorganization, Securities is now a direct subsidiary of US Holding and, consequently, an indirect subsidiary of Inter&Co.
c.    On April 19, 2024, Inter&Co Tecnologia e Serviços Financeiros Ltda., became directly controlled by Banco Inter. Previously, Inter&Co Tecnologia e Serviços Financeiros Ltda. was controlled by Inter&Co Payments, Inc.
d.    On June 28, 2024,the Landbank Fund was created by Inter & Co which held 301,000,000 of its shares. As a result, the fund is now consolidated in the Group's consolidated financial statements.
e.    On May 28, 2024, Banco Inter (indirect subsidiary) announced the execution of contracts for the acquisition of the entire share capital of Inter Pag, after approval by BACEN (Central Bank of Brazil) which occurred on July 24, 2024, Inter became the sole shareholder of Inter Pag Instituição de Pagamento S.A. (previously named Granito Soluções em Pagamento S.A.).
f.    On November 2, 2024, Inter&Co Participações carried out a capital reduction through the delivery of investments held by Inter Marketplace Intermediação de Negócios e Serviços Ltda. to Inter&Co Solutions to Inter&Co, Inc.
g.    Inter&Co Solutions Ltda. was formed on July 2024 as a subsidiary of Inter&Co Participações. Subsequently, Inter&Co Solutions became a direct subsidiary of Inter&Co, Inc.
h.    In October 2024, Inter&Co US Advisors was incorporated and became the direct subsidiary of US Holding, Inc, and consequently, an indirect subsidiary of Inter&Co.

Schedule of summary of transferred consideration amounts [Table Text Block]	The table below summarizes the amount of the consideration transferred:

In thousands of Reais	07/24/2024
Cash paid	111,785
Total consideration transferred	111,785

Schedule Of Identifiable Assets Acquired And Liabilities Assumed In Business Combination [Table Text Block]
The fair value of Inter Pag's identifiable assets acquired and liabilities assumed on the acquisition date are presented below:

In thousands of reais		07/24/2024
Assets	Note	1,238,608
Cash and cash equivalents		30,110
Loans and advances to financial institutions		777,806
Deferred tax assets	34	86,588
Property and equipment	15	155,992
Intangible	16	93,298
Other assets		94,814

Liabilities		1,177,578
Liabilities with financial institutions		831,135
Borrowings and on-lending		303,643
Tax liabilities		1,877
Provisions	23	5,707
Deferred tax liabilities	34	13,755
Other liabilities		21,461

Total net identifiable assets at fair value		61,030

Schedule Of Selected Financial Information By Subsidiary [Table Text Block]
The valuation techniques used to measure the fair value of the significant assets acquired were as follows:

Acquired assets	Assessment techniques	Fair value	Useful life
Software	We estimate the fair value of the software using the Royalty Relief methodology. This approach is based on the capitalization of royalties saved, considering that the company owns the software.	40,457	10.5

Schedule Of Goodwill Resulting From Acquisition [Table Text Block]
The goodwill recognized as a result of the acquisition was determined as follows:

In thousands of Reais	Note	07/24/2024
Consideration transferred	4.b (i)	111,785
Fair value pre-existing interest in Inter Pag		111,785
Fair value of net identifiable assets assumed	4.b (iii)	(61,030)
Goodwill	16	162,540

Schedule Of Useful Lives Of Property And Equipment [Table Text Block]	The estimated useful lives of items of property and equipment are as follows:

Description	Estimated useful lives

Buildings, furniture and equipment	10 years
Data processing system	5 years

Schedule of recoverable amount [Text Block]

Investment	Carrying amount (a)	Goodwill on 12/31/2024	Discount rate (%)	Growth rate (%)
Inter&Co Payments, Inc	R$1,608,004	R$554,759	25.3	3.0

(a)    The carrying value in dollars according to the report as of September 30, 2024 was $295,155, converted using the Real on the same date.

Disclosure of intangible assets with indefinite useful life [text block]
The estimated useful lives of intangible asset items are as follows:

Description	Estimated useful lives
Customer relationships	5 years
Internally developed software	3 to 10 years
Software and licenses	6 to 10 years